Finance income and costs	3 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	For the three months ended March 31,
	2025	2024
	€m	€m

Interest income	1.5	1.8
Net financing gain recognized on debt transactions (a)	—	4.1
Finance income	1.5	5.9
Interest expense (b)	(28.0)	(22.7)
Net pension interest costs	(1.2)	(1.2)
Amortization of debt discounts and borrowing costs	(1.8)	(1.7)
Net foreign exchange losses arising on translation of financial assets and liabilities	(4.6)	(10.2)
Net fair value losses on derivatives held at fair value through profit or loss	—	(0.2)
Finance costs	(35.6)	(36.0)
Net finance costs	(34.1)	(30.1)